Quarterly Holdings Report
for
Fidelity® International Value Fund
July 31, 2026
FIV-NPRT3-0926
1.834741.120
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 3.0%
Financials - 0.6%
Capital Markets - 0.6%
Macquarie Group Ltd	176,101	31,261,246
Materials - 2.4%
Metals & Mining - 2.4%
Glencore PLC	5,212,207	38,389,721
Rio Tinto PLC	918,207	89,221,862
TOTAL MATERIALS		127,611,583
TOTAL AUSTRALIA		158,872,829
AUSTRIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Erste Group Bank AG	264,100	34,352,892
BELGIUM - 1.9%
Financials - 1.6%
Banks - 1.6%
KBC Group NV	569,897	81,917,079
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	62,491	16,062,508
TOTAL BELGIUM		97,979,587
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	155,112	33,522,963
FINLAND - 1.3%
Financials - 0.9%
Insurance - 0.9%
Mandatum Holding Oy	692,137	4,744,929
Sampo Oyj A Shares	4,002,610	44,315,920
TOTAL FINANCIALS		49,060,849
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	1,073,600	9,923,212
Utilities - 0.2%
Electric Utilities - 0.2%
Fortum Oyj	415,868	9,459,285
TOTAL FINLAND		68,443,346
FRANCE - 11.0%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.1%
Orange SA	2,986,000	57,055,579
Entertainment - 0.1%
Vivendi SE	4,137,937	7,615,573
Media - 0.2%
Canal+ SA	2,979,068	10,559,552
TOTAL COMMUNICATION SERVICES		75,230,704
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	68,500	37,615,766
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	631,022	49,084,759
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	217,446	19,162,151
Financials - 4.1%
Banks - 2.1%
BNP Paribas SA	667,179	84,777,590
Societe Generale SA Series A	212,800	20,002,489
		104,780,079
Insurance - 2.0%
AXA SA	2,015,215	104,447,858
TOTAL FINANCIALS		209,227,937
Industrials - 1.4%
Building Products - 1.0%
Cie de Saint-Gobain SA	535,568	50,336,491
Trading Companies & Distributors - 0.4%
Rexel SA	600,600	24,822,135
TOTAL INDUSTRIALS		75,158,626
Materials - 1.5%
Chemicals - 1.5%
Air Liquide SA	396,157	78,046,310
Utilities - 0.6%
Multi-Utilities - 0.6%
Veolia Environnement SA	836,800	33,299,091
TOTAL FRANCE		576,825,344
GERMANY - 11.1%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG	234,731	16,051,327
Financials - 2.5%
Banks - 0.2%
Commerzbank AG	261,947	11,538,852
Capital Markets - 0.4%
Deutsche Bank AG	625,654	22,996,949
Deutsche Boerse AG	9	2,711
		22,999,660
Insurance - 1.9%
Hannover Rueck SE	161,541	46,682,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	78,844	47,361,602
		94,043,622
TOTAL FINANCIALS		128,582,134
Health Care - 1.1%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	652,952	33,559,941
Pharmaceuticals - 0.5%
Bayer AG	482,677	26,786,538
TOTAL HEALTH CARE		60,346,479
Industrials - 4.4%
Aerospace & Defense - 0.9%
Rheinmetall AG	37,146	49,105,123
Air Freight & Logistics - 1.2%
Deutsche Post AG	900,784	60,173,992
Industrial Conglomerates - 2.3%
Siemens AG	356,539	116,818,783
TOTAL INDUSTRIALS		226,097,898
Materials - 0.3%
Construction Materials - 0.3%
Heidelberg Materials AG	80,100	14,911,819
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Vonovia SE	968,346	23,492,707
Utilities - 2.1%
Independent Power and Renewable Electricity Producers - 0.9%
RWE AG	729,807	48,121,370
Multi-Utilities - 1.2%
E.ON SE	2,913,060	62,756,854
TOTAL UTILITIES		110,878,224
TOTAL GERMANY		580,360,588
HONG KONG - 0.6%
Financials - 0.6%
Insurance - 0.6%
Prudential PLC	2,117,701	31,825,976
INDIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd GDR (c)	235,800	12,898,259
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	655,392	22,945,274
ITALY - 6.2%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Eni SpA	2,451,774	68,200,232
Financials - 4.4%
Banks - 3.3%
BPER Banca SPA	2,819,800	45,750,749
UniCredit SpA	1,360,135	128,276,869
		174,027,618
Insurance - 1.1%
Generali	1,099,800	55,736,814
TOTAL FINANCIALS		229,764,432
Industrials - 0.5%
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	507,955	29,720,447
TOTAL ITALY		327,685,111
JAPAN - 21.8%
Communication Services - 0.4%
Interactive Media & Services - 0.1%
LY Corp	3,312,856	9,230,427
Wireless Telecommunication Services - 0.3%
SoftBank Group Corp	452,200	14,084,903
TOTAL COMMUNICATION SERVICES		23,315,330
Consumer Discretionary - 3.2%
Automobiles - 2.1%
Toyota Motor Corp	5,807,783	109,910,449
Household Durables - 1.1%
Panasonic Holdings Corp	1,601,900	42,358,188
Sumitomo Forestry Co Ltd	1,877,038	15,831,732
		58,189,920
TOTAL CONSUMER DISCRETIONARY		168,100,369
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Shiseido Co Ltd	390,700	7,717,749
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp	1,120,659	25,829,696
Financials - 9.6%
Banks - 6.6%
Mitsubishi UFJ Financial Group Inc	8,353,924	186,597,406
Sumitomo Mitsui Financial Group Inc	3,600,605	154,714,170
		341,311,576
Financial Services - 1.4%
ORIX Corp	1,887,267	76,168,879
Insurance - 1.6%
Tokio Marine Holdings Inc	1,609,993	82,055,547
TOTAL FINANCIALS		499,536,002
Industrials - 5.9%
Building Products - 0.6%
Daikin Industries Ltd	215,200	31,172,768
Industrial Conglomerates - 1.3%
Hitachi Ltd	2,123,186	69,577,984
Machinery - 1.2%
MINEBEA MITSUMI Inc	466,241	10,618,232
Mitsubishi Heavy Industries Ltd	1,266,173	29,580,762
SMC Corp	55,600	24,022,554
		64,221,548
Trading Companies & Distributors - 2.8%
ITOCHU Corp	6,267,330	78,652,559
Mitsui & Co Ltd	1,607,822	49,334,867
Sumitomo Corp	1,605,000	16,659,843
		144,647,269
TOTAL INDUSTRIALS		309,619,569
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Murata Manufacturing Co Ltd	132,600	6,041,834
IT Services - 0.2%
TISI Inc	469,908	11,265,751
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp	1,461,077	29,285,475
TOTAL INFORMATION TECHNOLOGY		46,593,060
Materials - 0.7%
Chemicals - 0.7%
Shin-Etsu Chemical Co Ltd	1,050,153	37,438,099
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Sumitomo Realty & Development Co Ltd	1,095,100	24,545,941
TOTAL JAPAN		1,142,695,815
NETHERLANDS - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nebius Group NV Class A (a)(b)	31,900	6,074,078
PORTUGAL - 1.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	1,613,700	36,648,111
Financials - 0.4%
Banks - 0.4%
Banco Comercial Portugues SA	18,640,000	22,891,872
TOTAL PORTUGAL		59,539,983
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	4,241,612	14,675,547
Financials - 0.9%
Banks - 0.9%
United Overseas Bank Ltd	1,353,216	45,764,542
TOTAL SINGAPORE		60,440,089
SOUTH AFRICA - 0.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom) (a)	199,681	1,215,077
Materials - 0.7%
Metals & Mining - 0.7%
Anglo American PLC	522,307	26,439,965
Valterra Platinum Ltd (United Kingdom) (a)	143,193	10,739,802
TOTAL MATERIALS		37,179,767
TOTAL SOUTH AFRICA		38,394,844
SPAIN - 4.7%
Financials - 4.7%
Banks - 4.7%
Banco Santander SA	14,267,631	202,918,163
Bankinter SA	2,485,541	45,658,592

TOTAL SPAIN		248,576,755
SWEDEN - 1.9%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	1,473,530	63,600,936
Industrials - 0.7%
Machinery - 0.7%
Volvo AB B Shares	955,714	36,557,728
TOTAL SWEDEN		100,158,664
SWITZERLAND - 4.1%
Consumer Staples - 1.0%
Food Products - 1.0%
Nestle SA	515,720	51,546,765
Financials - 3.1%
Capital Markets - 0.6%
UBS Group AG (United States) (a)	620,400	32,719,896
Insurance - 2.5%
Swiss Life Holding AG	25,257	29,829,159
Zurich Insurance Group AG	134,148	102,184,313
		132,013,472
TOTAL FINANCIALS		164,733,368
TOTAL SWITZERLAND		216,280,133
UNITED KINGDOM - 14.5%
Consumer Discretionary - 0.9%
Household Durables - 0.8%
Barratt Redrow PLC	10,496,205	41,714,187
Specialty Retail - 0.1%
JD Sports Fashion PLC	4,224,070	5,092,949
TOTAL CONSUMER DISCRETIONARY		46,807,136
Consumer Staples - 2.9%
Tobacco - 2.9%
British American Tobacco PLC	1,343,533	81,499,981
Imperial Brands PLC	1,685,949	63,983,246
TOTAL CONSUMER STAPLES		145,483,227
Financials - 6.6%
Banks - 5.8%
HSBC Holdings PLC	5,973,982	127,217,804
Lloyds Banking Group PLC	69,941,344	108,102,528
Standard Chartered PLC	2,168,725	64,124,011
		299,444,343
Capital Markets - 0.1%
St James's Place PLC	494,800	7,025,440
Insurance - 0.7%
Beazley PLC	2,155,807	37,495,334
TOTAL FINANCIALS		343,965,117
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC	245,725	41,834,136
GSK PLC	2,048,601	53,269,489
TOTAL HEALTH CARE		95,103,625
Industrials - 2.0%
Aerospace & Defense - 2.0%
BAE Systems PLC	2,530,825	71,645,969
Rolls-Royce Holdings PLC	1,763,501	35,181,242
TOTAL INDUSTRIALS		106,827,211
Utilities - 0.3%
Electric Utilities - 0.3%
SSE PLC	563,400	17,799,741
TOTAL UNITED KINGDOM		755,986,057
UNITED STATES - 10.5%
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
BP PLC	4,016,699	30,178,123
Shell PLC ADR	1,604,002	147,536,104
TOTAL ENERGY		177,714,227
Health Care - 3.5%
Pharmaceuticals - 3.5%
Roche Holding AG	421,239	184,241,586
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	111,191	26,055,387
Materials - 3.1%
Chemicals - 0.7%
Linde PLC	84,537	40,440,810
Construction Materials - 2.4%
Amrize Ltd	411,963	20,219,793
CRH PLC	771,594	73,309,146
Holcim AG	339,860	30,867,508
		124,396,447
TOTAL MATERIALS		164,837,257
TOTAL UNITED STATES		552,848,457
TOTAL COMMON STOCKS (Cost $3,971,092,587)		5,126,707,044

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	156,679,882	156,711,219
Fidelity Securities Lending Cash Central Fund (d)(e)	3.72	312,850	312,881
TOTAL MONEY MARKET FUNDS (Cost $157,020,601)			157,024,100

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,128,113,188)	5,283,731,144
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(24,502,610)
NET ASSETS - 100.0%	5,259,228,534

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,898,259 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $21,875,008.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	93,097,776	1,236,260,330	1,172,647,414	2,706,992	(2,972)	3,499	156,711,219	156,679,882
Fidelity Securities Lending Cash Central Fund	59,945,849	190,891,599	250,527,398	106,953	2,831	-	312,881	312,850
	153,043,625	1,427,151,929	1,423,174,812	2,813,945	(141)	3,499	157,024,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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